Derivative Instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative gain (loss), net	$ (138,000)	$ (102,000)	$ (100,508)		$ 43,105		$ 3,249
Interest Rate Forward Start Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative gain (loss), net	(95,000)	(7,000)	(32,919)		0		0
Liquefaction Supply Derivatives [Member] | LNG Revenues [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative gain (loss), net	(10,000)		227	[1]	0	[1]	0	[1]
Liquefaction Supply Derivatives [Member] | Cost of Sales [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative gain (loss), net	153,000	11,000	45,148	[1]	23	[1]	(91)	[1]
Liquefaction Supply Derivatives [Member] | Cost of sales—related party [Member]
Derivative Instruments Gain Loss [Line Items]
Derivative gain (loss), net	$ 2,000	$ (3,000)	$ (957)	[1]	$ 0	[1]	$ 0	[1]

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.